Note 6 Wholesale financing operations carried out by group entities (Details) € in Millions	Jun. 30, 2023 EUR (€)
Jan-23 [Member] | 4.625% [Member] | Jan-30 [Member] | Jan-31 [Member]
Type of issue [Line Items]
Senior non-preferred	€ 1,000
Jan-23 [Member] | 3.125% [Member] | Jul-27 [Member]
Type of issue [Line Items]
Covered bonds	1,500
May-23 [Member] | 4.125% [Member] | May-25 [Member] | May-26 [Member]
Type of issue [Line Items]
Senior preferred	1,000
Jun-23 [Member] | Midswap +280 basis points [Member] | Jun-Sep 28 [Member] | Sep-33 [Member]
Type of issue [Line Items]
Tier 2	750
Jun-23 [Member] | 8.375% [Member] | Dec-28 [Member] | Perpetual [Member]
Type of issue [Line Items]
AT 1	€ 1,000